MERRILL LYNCH
                                                    LARGE CAP
                                                    GROWTH FUND

                                                    Merrill Lynch
                                                    Large Cap Series Funds, Inc.

                               [GRAPHIC OMITTED]

                                           STRATEGIC
                                                    Performance

                                                      Annual Report
                                                      October 31, 2000

                       MERRILL LYNCH LARGE CAP GROWTH FUND

Officers and Directors/Trustees

Terry K. Glenn, President and Director/Trustee
James H. Bodurtha, Director/Trustee
Herbert I. London, Director/Trustee
Joseph L. May, Director/Trustee
Andre F. Perold, Director/Trustee
Roberta Cooper Ramo, Director/Trustee
Arthur Zeikel, Director/Trustee
Robert C. Doll, Jr., Senior Vice President and
  Portfolio Manager
Linda J. Gardner, Vice President
Philip E. Laverson, Vice President
Donald C. Burke, Vice President and Treasurer
Alice A. Pellegrino, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

Portfolio Information As of 10/31/00

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets

General Electric Company ...........................................     5.2%
Intel Corporation ..................................................     4.7
Cisco Systems, Inc. ................................................     3.5
EMC Corporation ....................................................     3.3
Oracle Corporation .................................................     2.4
Pfizer Inc. ........................................................     2.1
Microsoft Corporation ..............................................     2.1
Corning Incorporated ...............................................     1.9
Applied Materials, Inc. ............................................     1.5
Siebel Systems, Inc. ...............................................     1.4

                                                                      Percent of
Ten Largest Industries                                                Net Assets

Electronics/Semiconductors .........................................    19.9%
Communications Equipment ...........................................     9.9
Electrical Equipment ...............................................     9.4
Computer Services/Software .........................................     9.3
Equipment--Semiconductors ..........................................     4.6
Computers & Peripherals ............................................     4.3
Software ...........................................................     3.4
Electronic Components ..............................................     3.0
Healthcare--Managed Care ...........................................     2.7
Pharmaceuticals ....................................................     2.2

                           Merrill Lynch Large Cap Growth Fund, October 31, 2000

DEAR SHAREHOLDER

During the last 10 years, we have witnessed excellent management from the executive branch of government and from the Federal Reserve Board. Some believe that the higher-than-normal price/earnings multiples we are enjoying are a reflection of the confidence gained through skillful management executed by the financial regulators of our country. After six interest rate increases in 12 months, the Federal Reserve Board has opted to put monetary policy on hold.

It now appears that interest rates will not be raised unless further increases in inflation are evident and/or the stock market and economy appear to re-energize, which would force the Federal Reserve Board to make a preemptive strike. There is no doubt that the interest rate increases have had an impact on the growth rate of the economy, which had been reaching boom status. In particular, interest rate-sensitive consumer areas have all retreated somewhat. Most important, the NASDAQ went through a major decline in March, falling by 40%, shaking confidence in technology stocks and damaging the psyche for all investors. With stock options so prevalent in technology stocks, the impact of that fall was negative for retail consumption.

The rate change in retail sales has been more coincident with the NASDAQ's volatility in this cycle than in any other cycle since the post World War II period. The prevalence of stock options and aggressive trading by many has made the retail sales cycle, and, therefore, the economy, subject to the volatility that is being witnessed in these markets. However, history shows that retail sales weakness reflecting stock market declines does not last very long if stock prices recover.

The Federal Reserve Board faces the same pressures that it was confronted with at the beginning of the year. If the economy and the markets continue to move forward in the second half of this year, further interest rate increases will be necessary. While there has been some slowdown, employment numbers continue to be healthy, total retail sales trends are still good and many retailers are now planning an increase in promotions to stimulate sales even further. Underlying this is that consumer confidence is still near an all-time high. Personal income is now growing ahead of consumption, indicating that consumers have the ability to be more aggressive on the retail sales front if the outlook brightens.

So far this year, the major market averages have been mixed. The market has been a battleground for old economy stocks relative to new economy stocks, as witnessed by the shifts between the two groups. Old economy stocks are purchased gingerly when the market outlook is unfavorable, and new economy stocks are gobbled up aggressively during periods of optimism and recovery. The tremendous flow of funds in the early part of the year could not lift stock prices, and now the flow of funds into equities is starting to recede. The public's enormous asset allocation shift during the 1990s, which doubled exposure to equities and reduced exposure to fixed-income and liquid assets, may actually be slowing. Therefore, the flow of funds going into the market is not likely to be as powerful as it was during the past decade. This makes the upside potential of the market somewhat questionable and the potential downside greater if things go wrong in the Federal Reserve Board's management of the financial arena.

Fiscal Year in Review

The Fund invests primarily in a diversified portfolio of equity securities of large cap companies that Fund management selects from among those included in the unmanaged Russell 1000(R) Growth Index. Our investment process attempts to add value through both security selection and portfolio construction. Security selection involves the use of quantitative selection criteria including earnings momentum, earnings surprise and valuation. These criteria are input into a proprietary quantitative model and are subject to selective fundamental overrides. Portfolio construction consists of an optimization process with risk management controlling style, capitalization, sector and individual security selection.

Since inception (December 22, 1999) through October 31, 2000, the Fund's Class A, Class B, Class C and Class D Shares had total returns of +13.50%, +12.60%, +12.50% and +13.20%, respectively. (Fund results shown reflect the effect of fee waiver and expense reimbursement, but do not reflect sales charges, and would be lower if sales charges were included. Complete performance information can be found on pages 3-5 of this report to shareholders.) This compares favorably to the -3.90% total return of the benchmark unmanaged Russell 1000 Growth Index for the same period. Our investment outperformance was largely attributable to contributions from superior stock selection and an overweighted position in the technology sector. Specific securities contributing positively to performance included SDL Inc., Network Appliance, Inc., Oxford Health Plans, Inc. and IVAX Corporation.

We are positioned for some reduction in market uncertainties after the presidential election, hoping for a year-end rally with some renewed confidence in the longevity of the business cycle and achievement of a soft landing. Accordingly, we are overweighted in technology and capital goods, while retaining underweighted positions in consumer staples and healthcare. We remain tilted toward the lower end of the permissible capitalization range, as we anticipate continued outperformance of mid cap and large cap securities relative to mega cap securities.

In Conclusion

We thank you for your investment in Merrill Lynch Large Cap Growth Fund, and we look forward to reviewing our outlook and strategy with you in our next report to shareholders.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director/Trustee


/s/ Robert C. Doll, Jr.

Robert C. Doll, Jr.
Senior Vice President and
Portfolio Manager

November 29, 2000

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Aggregate Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Investment Adviser voluntarily waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.


                                     2 & 3

                           Merrill Lynch Large Cap Growth Fund, October 31, 2000

PERFORMANCE DATA (concluded)

Recent Performance Results*

                                                     6 Month     Since Inception
As of October 31, 2000                             Total Return    Total Return
================================================================================
ML Large Cap Growth Fund Class A Shares                -6.12%         +13.50%
--------------------------------------------------------------------------------
ML Large Cap Growth Fund Class B Shares                -6.48          +12.60
--------------------------------------------------------------------------------
ML Large Cap Growth Fund Class C Shares                -6.56          +12.50
--------------------------------------------------------------------------------
ML Large Cap Growth Fund Class D Shares                -6.21          +13.20
================================================================================
* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Performance results are for a limited asset pool. The Fund's inception date is 12/22/99.

Total Return Based on a $10,000 Investment--Class A Shares and Class B Shares

A line graph depicting the growth of an investment in the Fund's Class A Shares and Class B Shares compared to growth of an investment in the Russell 1000 Growth Index. Beginning and ending values are:

                                                          12/22/99**      10/00
Merrill Lynch Large Cap Growth Fund+--
Class A Shares*                                            $ 9,475       $10,754
Merrill Lynch Large Cap Growth Fund+--
Class B Shares*                                            $10,000       $10,860
Russell 1000 Growth Index++                                $10,000       $ 9,610

 * Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
 + ML Large Cap Growth Fund invests all of its assets in Master Large Cap Growth Portfolio of Master Large Cap Series Trust. The Portfolio invests primarily in a diversified portfolio of equity securities of large cap companies located in the United States that the Investment Adviser believes have good prospects for earnings growth.
++ This unmanaged broad-based Index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with a greater-than-average growth orientation.

      Past performance is not predictive of future performance.

Aggregate Total Return

                                           % Return Without     % Return With
                                             Sales Charge        Sales Charge**
================================================================================
Class A Shares*
================================================================================
Inception (12/22/99)
through 9/30/00                                 +19.60%            +13.32%
--------------------------------------------------------------------------------
 *    Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                               % Return            % Return
                                             Without CDSC         With CDSC**
================================================================================
Class B Shares*
================================================================================
Inception (12/22/99)
through 9/30/00                                 +18.70%            +14.70%
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

Total Return Based on a $10,000 Investment--Class C Shares and Class D Shares

A line graph depicting the growth of an investment in the Fund's Class C Shares and Class D Shares compared to growth of an investment in the Russell 1000 Growth Index. Beginning and ending values are:

                                                          12/22/99**      10/00
Merrill Lynch Large Cap Growth Fund+--
Class C Shares*                                            $10,000       $11,150
Merrill Lynch Large Cap Growth Fund+--
Class D Shares*                                            $ 9,475       $10,726
Russell 1000 Growth Index++                                $10,000       $ 9,610

 * Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
 + ML Large Cap Growth Fund invests all of its assets in Master Large Cap Growth Portfolio of Master Large Cap Series Trust. The Portfolio invests primarily in a diversified portfolio of equity securities of large cap companies located in the United States that the Investment Adviser believes have good prospects for earnings growth.
++ This unmanaged broad-based Index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with a greater-than-average growth orientation.

      Past performance is not predictive of future performance.

Aggregate Total Return

                                               % Return            % Return
                                             Without CDSC         With CDSC**
================================================================================
Class C Shares*
================================================================================
Inception (12/22/99)
through 9/30/00                                 +18.60%             +17.60%
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

                                           % Return Without     % Return With
                                             Sales Charge        Sales Charge**
================================================================================
Class D Shares*
================================================================================
Inception (12/22/99)
through 9/30/00                                 +19.30%             +13.04%
--------------------------------------------------------------------------------
 *    Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.


                                     4 & 5

                           Merrill Lynch Large Cap Growth Fund, October 31, 2000

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
LARGE CAP
GROWTH FUND      As of October 31, 2000
===================================================================================================================================
Assets:          Investment in Master Large Cap Growth Portfolio, at value
                 (identified cost--$96,332,534)......................................................                   $97,556,049
                 Prepaid expenses and other assets ..................................................                        47,053
                                                                                                                        -----------
                 Total assets .......................................................................                    97,603,102
                                                                                                                        -----------
===================================================================================================================================
Liabilities:     Payable to distributor .............................................................                        29,441
                 Other liabilities ..................................................................                        68,222
                                                                                                                        -----------
                 Total liabilities ..................................................................                        97,663
                                                                                                                        -----------
===================================================================================================================================
Net Assets:      Net assets .........................................................................                   $97,505,439
                                                                                                                        ===========
===================================================================================================================================
Net Assets       Class A Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ......                   $   166,100
Consist of:      Class B Shares of Common Stock, $.10 par value, 200,000,000 shares authorized ......                       420,800
                 Class C Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ......                       211,032
                 Class D Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ......                        66,583
                 Paid-in capital in excess of par ...................................................                    95,377,913
                 Undistributed realized capital gains on investments from the Portfolio--net ........                        39,496
                 Unrealized appreciation on investments from the Portfolio--net .....................                     1,223,515
                                                                                                                        -----------
                 Net assets .........................................................................                   $97,505,439
                                                                                                                        ===========
===================================================================================================================================
Net Asset        Class A--Based on net assets of $18,858,486 and 1,661,004 shares outstanding .......                   $     11.35
Value:                                                                                                                  ===========
                 Class B--Based on net assets of $47,370,335 and 4,208,004 shares outstanding .......                   $     11.26
                                                                                                                        ===========
                 Class C--Based on net assets of $23,736,477 and 2,110,323 shares outstanding .......                   $     11.25
                                                                                                                        ===========
                 Class D--Based on net assets of $7,540,141 and 665,834 shares outstanding ..........                   $     11.32
                                                                                                                        ===========
===================================================================================================================================

            See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MERRILL LYNCH
LARGE CAP
GROWTH FUND      For the Period December 22, 1999+ to October 31, 2000
===================================================================================================================================
Investment       Investment income allocated from the Portfolio .....................................                   $    41,599
Income (Loss):   Expenses allocated from the Portfolio ..............................................                       (94,057)
                                                                                                                        -----------
                 Net investment loss from the Portfolio .............................................                       (52,458)
                                                                                                                        -----------
===================================================================================================================================
Expenses:        Registration fees ..................................................................      $  87,845
                 Offering costs .....................................................................         35,833
                 Account maintenance and distribution fees--Class B .................................         28,109
                 Account maintenance and distribution fees--Class C .................................         10,609
                 Printing and shareholder reports ...................................................          8,544
                 Professional fees ..................................................................          8,000
                 Accounting services ................................................................          2,120
                 Account maintenance fees--Class D ..................................................          1,372
                 Transfer agent fees--Class A .......................................................            578
                 Transfer agent fees--Class B .......................................................            430
                 Transfer agent fees--Class C .......................................................            162
                 Transfer agent fees--Class D .......................................................             71
                 Other ..............................................................................          5,909
                                                                                                           ---------
                 Total expenses before reimbursement ................................................        189,582
                 Reimbursement of expenses ..........................................................       (135,248)
                                                                                                           ---------
                 Total expenses after reimbursement .................................................                        54,334
                                                                                                                        -----------
                 Investment loss--net ...............................................................                      (106,792)
                                                                                                                        -----------
===================================================================================================================================
Realized &       Realized gain on investments from the Portfolio--net ...............................                        39,496
Unrealized       Unrealized appreciation on investments from the Portfolio--net .....................                     1,223,515
Gain From the                                                                                                           -----------
Portfolio--Net:  Net Increase in Net Assets Resulting from Operations ...............................                   $ 1,156,219
                                                                                                                        ===========
===================================================================================================================================

      +     Commencement of operations.

            See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                                                       For the Period
LARGE CAP                                                                                                         Dec. 22, 1999+ to
GROWTH FUND      Increase (Decrease) in Net Assets:                                                                October 31, 2000
===================================================================================================================================
Operations:      Investment loss--net ............................................................................      $  (106,792)
                 Realized gain on investments from the Portfolio--net ............................................           39,496
                 Unrealized appreciation on investments from the Portfolio--net ..................................        1,223,515
                                                                                                                        -----------
                 Net increase in net assets resulting from operations ............................................        1,156,219
                                                                                                                        -----------
===================================================================================================================================
Capital Share    Net increase in net assets derived from capital share transactions ..............................       95,849,220
Transactions:                                                                                                           -----------
===================================================================================================================================
Net Assets:      Total increase in net assets ....................................................................       97,005,439
                 Beginning of period .............................................................................          500,000
                                                                                                                        -----------
                 End of period ...................................................................................      $97,505,439
                                                                                                                        ===========
===================================================================================================================================

      +     Commencement of operations.

            See Notes to Financial Statements.


                                     6 & 7

                           Merrill Lynch Large Cap Growth Fund, October 31, 2000

FINANCIAL HIGHLIGHTS

               The following per share data and ratios have been derived
MERRILL LYNCH  from information provided in the financial statements.         For the Period Dec. 22, 1999+ to Oct. 31, 2000
LARGE CAP                                                                  -----------------------------------------------------
GROWTH FUND    Increase (Decrease) in Net Asset Value:                     Class A         Class B        Class C       Class D
================================================================================================================================
Per Share      Net asset value, beginning of period ..................     $  10.00       $  10.00       $  10.00       $  10.00
Operating                                                                  --------       --------       --------       --------
Performance:   Investment loss--net ..................................         (.02)          (.01)          (.01)          (.01)
               Realized and unrealized gain on investments
               from the Portfolio--net................................         1.37           1.27           1.26           1.33
                                                                           --------       --------       --------       --------
               Total from investment operations ......................         1.35           1.26           1.25           1.32
                                                                           --------       --------       --------       --------
               Net asset value, end of period ........................     $  11.35       $  11.26       $  11.25       $  11.32
                                                                           ========       ========       ========       ========
================================================================================================================================
Total          Based on net asset value per share ....................        13.50%+++      12.60%+++      12.50%+++      13.20%+++
Investment                                                                 ========       ========       ========       ========
Return:**
================================================================================================================================
Ratios to      Expenses, net of reimbursement++ ......................         1.38%*         2.56%*         2.56%*         1.74%*
Average                                                                    ========       ========       ========       ========
Net Assets:    Expenses++ ............................................         4.77%*         4.14%*         4.16%*         3.94%*
                                                                           ========       ========       ========       ========
               Investment loss--net ..................................        (1.04%)*       (1.82%)*       (1.83%)*       (1.14%)*
                                                                           ========       ========       ========       ========
================================================================================================================================
Supplemental   Net assets, end of period (in thousands) ..............     $ 18,859       $ 47,370       $ 23,736       $  7,540
Data:                                                                      ========       ========       ========       ========
================================================================================================================================

       *    Annualized.
      **    Total investment returns exclude the effects of sales charges.
        +   Commencement of operations.
       ++   Includes the Fund's share of the Portfolio's allocated expenses.
      +++   Aggregate total investment return.

            See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH LARGE CAP GROWTH FUND

1. Significant Accounting Policies:

Merrill Lynch Large Cap Growth Fund of Merrill Lynch Large Cap Series Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Large Cap Growth Portfolio (the "Portfolio"), which is a portfolio of Master Large Cap Series Trust that has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Prior to commencement of operations on December 22, 1999, the Fund had no operations other than those relating to organizational matters and the issuance of 50,000 capital shares of the Fund on October 20, 1999 to Fund Asset Management, L.P. ("FAM") for $500,000. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(sm) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

(b) Income--The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in conformity with accounting principles generally accepted in the United States of America.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions are accounted for on a trade date basis.

(g) Reclassification--Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax differences of $106,792 have been reclassified between paid-in capital in excess of par and accumulated net investment loss. These reclassifications have no effect on net assets or net asset values per share.

2. Transactions with Affiliates:

The Fund has entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                      Account       Distribution
                                                  Maintenance Fee       Fee
--------------------------------------------------------------------------------
Class B ..................................              .25%            .75%
Class C ..................................              .25%            .75%
Class D ..................................              .25%             --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the period December 22, 1999 to October 31, 2000, FAM reimbursed the Fund for expenses in the amount of $135,248.

For the period December 22, 1999 to October 31, 2000, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class D Shares as follows:

--------------------------------------------------------------------------------
                                                              FAMD      MLPF&S
--------------------------------------------------------------------------------
Class D ............................                         $1,540    $215,945
--------------------------------------------------------------------------------

For the period December 22, 1999 to October 31, 2000, MLPF&S received contingent deferred sales charges of $795


                                     8 & 9

                           Merrill Lynch Large Cap Growth Fund, October 31, 2000

NOTES TO FINANCIAL STATEMENTS (concluded)

MERRILL LYNCH LARGE CAP GROWTH FUND

and $1 relating to transactions in Class B and Class C Shares, respectively.

Financial Data Services, Inc. ("FDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, FAMD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Portfolio for the period December 22, 1999 to October 31, 2000 were $96,558,509 and $213,014, respectively.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $95,849,220 for the period December 22, 1999 to October 31, 2000.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Period                                         Dollar
December 22, 1999+ to October 31, 2000          Shares                Amount
-------------------------------------------------------------------------------
Shares sold ......................             1,676,232           $ 18,616,315
Shares redeemed ..................               (27,728)              (309,471)
                                               ---------           ------------
Net increase .....................             1,648,504           $ 18,306,844
                                               =========           ============
-------------------------------------------------------------------------------
+ Prior to December 22, 1999 (commencement of operations), the Fund issued 12,500 shares to FAM for $125,000.

-------------------------------------------------------------------------------
Class B Shares for the Period                                         Dollar
December 22, 1999+ to October 31, 2000          Shares                Amount
-------------------------------------------------------------------------------
Shares sold ......................             4,259,809           $ 47,630,738
Shares redeemed ..................               (64,305)              (714,238)
                                               ---------           ------------
Net increase .....................             4,195,504           $ 46,916,500
                                               =========           ============
-------------------------------------------------------------------------------
+ Prior to December 22, 1999 (commencement of operations), the Fund issued 12,500 shares to FAM for $125,000.

-------------------------------------------------------------------------------
Class C Shares for the Period                                         Dollar
December 22, 1999+ to October 31, 2000          Shares                Amount
-------------------------------------------------------------------------------
Shares sold ......................             2,118,468           $ 23,486,603
Shares redeemed ..................               (20,645)              (229,433)
                                               ---------           ------------
Net increase .....................             2,097,823           $ 23,257,170
                                               =========           ============
-------------------------------------------------------------------------------
+ Prior to December 22, 1999 (commencement of operations), the Fund issued 12,500 shares to FAM for $125,000.

-------------------------------------------------------------------------------
Class D Shares for the Period                                         Dollar
December 22, 1999+ to October 31, 2000           Shares               Amount
-------------------------------------------------------------------------------
Shares sold ......................               663,067           $  7,478,004
Shares redeemed ..................                (9,733)              (109,298)
                                                 -------           ------------
Net increase .....................               653,334           $  7,368,706
                                                 =======           ============
-------------------------------------------------------------------------------
+ Prior to December 22, 1999 (commencement of operations), the Fund issued 12,500 shares to FAM for $125,000.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders Merrill Lynch Large Cap Growth Fund (One of the Series constituting Merrill Lynch Large Cap Series Funds, Inc.):

We have audited the accompanying statement of assets and liabilities of Merrill Lynch Large Cap Growth Fund as of October 31, 2000, the related statements of operations and changes in net assets, and the financial highlights for the period December 22, 1999 (commencement of operations) to October 31, 2000. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Large Cap Growth Fund as of October 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the period December 22, 1999 (commencement of operations) to October 31, 2000 in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
December 8, 2000

SCHEDULE OF INVESTMENTS                                          (in US dollars)

Master Large Cap Growth Portfolio
========================================================================================================
                            Shares                                                            Percent of
Industry                     Held           Common Stocks                        Value        Net Assets
========================================================================================================
Application Development     13,400  +Siebel Systems, Inc.                      $1,406,163            1.4%
Software
--------------------------------------------------------------------------------------------------------
Biotechnology                2,500  +Techne Corporation                           281,875            0.3
--------------------------------------------------------------------------------------------------------
Commercial Services         19,000  +Quanta Services, Inc.                        590,188            0.6
--------------------------------------------------------------------------------------------------------
Communications              28,000  +Advanced Fibre Communications, Inc.          911,750            0.9
Equipment                   36,500  +Andrew Corporation                           960,406            1.0
                             4,600  +CIENA Corporation                            483,575            0.5
                            63,900  +Cisco Systems, Inc.                        3,442,612            3.5
                            24,300   Corning Incorporated                       1,858,950            1.9
                            18,400  +Sawtek Inc.                                  936,100            1.0
                            16,100   Scientific-Atlanta, Inc.                   1,101,844            1.1
                                                                                ---------            ---
                                                                                9,695,237            9.9
--------------------------------------------------------------------------------------------------------
Computer                    11,200   Autodesk, Inc.                               247,100            0.3
Services/Software            7,500  +BEA Systems, Inc                             538,125            0.6
                            29,900  +CNET Networks, Inc.                          941,850            1.0
                             7,900  +Cadence Design Systems, Inc.                 202,931            0.2
                            13,300  +DST Systems, Inc.                            819,612            0.8
                             6,800  +i2 Technologies, Inc.                      1,156,000            1.2
                             3,800  +Mercury Interactive Corp.                    421,800            0.4
                            14,200  +NCR Corporation                              612,375            0.6
                            47,000  +Network Associates, Inc.                     904,750            0.9
                            72,300  +Oracle Corporation                         2,385,900            2.4
                            23,800  +Symantec Corporation                         929,688            0.9
                                                                                ---------            ---
                                                                                9,160,131            9.3
--------------------------------------------------------------------------------------------------------


                                    10 & 11

                           Merrill Lynch Large Cap Growth Fund, October 31, 2000

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

Master Large Cap Growth Portfolio (continued)
===========================================================================================================
                            Shares                                                               Percent of
Industry                     Held               Common Stocks                           Value    Net Assets
===========================================================================================================
Computers                   11,900  +Apple Computer, Inc.                            $   232,794        0.2%
                            11,700  +Gateway Inc.                                        603,837        0.6
                             5,900  +Sun Microsystems, Inc.                              654,163        0.7
                                                                                     -----------       ----
                                                                                       1,490,794        1.5
-----------------------------------------------------------------------------------------------------------
Computers &                 36,900  +EMC Corporation                                   3,286,406        3.3
Peripherals                 18,000  +SanDisk Corporation                                 967,219        1.0
                                                                                     -----------       ----
                                                                                       4,253,625        4.3
-----------------------------------------------------------------------------------------------------------
Consumer &                  17,100  +Rambus Inc.                                         768,431        0.8
Commercial Services
-----------------------------------------------------------------------------------------------------------
Electrical Equipment        93,400   General Electric Company                          5,119,487        5.2
                            23,000  +SCI Systems, Inc.                                   989,000        1.0
                            10,600  +Sanmina Corporation                               1,211,713        1.2
                            43,300  +Silicon Storage Technology, Inc.                    985,075        1.0
                            31,200  +Vishay Intertechnology, Inc.                        936,000        1.0
                                                                                     -----------       ----
                                                                                       9,241,275        9.4
-----------------------------------------------------------------------------------------------------------
Electrical Instruments       9,300   Newport Corporation                               1,062,089        1.1
                            12,400  +Solectron Corporation                               545,600        0.5
                                                                                     -----------       ----
                                                                                       1,607,689        1.6
-----------------------------------------------------------------------------------------------------------
Electronic Components       33,000   AVX Corporation                                     944,625        1.0
                             9,300  +Cree, Inc.                                          923,025        0.9
                            32,000  +LSI Logic Corporation                             1,052,000        1.1
                                                                                     -----------       ----
                                                                                       2,919,650        3.0
-----------------------------------------------------------------------------------------------------------
Electronics--               11,400  +Waters Corporation                                  827,213        0.8
Instruments
-----------------------------------------------------------------------------------------------------------
Electronics/                 6,500  +Advanced Micro Devices, Inc.                        147,063        0.2
Semiconductors              28,700  +Altera Corporation                                1,174,906        1.2
                            14,600  +Applied Micro Circuits Corporation                1,115,075        1.1
                            67,400  +Atmel Corporation                                 1,006,787        1.0
                            26,500  +Cypress Semiconductor Corporation                   992,094        1.0
                            13,000   Dallas Semiconductor Corporation                    515,125        0.5
                            18,400  +Integrated Device Technology, Inc.                1,036,150        1.1
                           102,900   Intel Corporation                                 4,630,500        4.7
                            20,100  +International Rectifier Corp.                       896,962        0.9
                            34,400  +Lattice Semiconductor Corporation                 1,004,050        1.0
                            15,600  +Micrel, Inc.                                        705,900        0.7
                             4,800  +Microchip Technology                                151,800        0.2
                            33,700  +Micron Technology, Inc.                           1,171,075        1.2
                            39,500  +National Semiconductor Corporation                1,027,000        1.1
                             6,600  +PMC--Sierra, Inc.                                 1,118,700        1.1
                            10,100  +TranSwitch Corporation                              583,275        0.6
                            15,700  +Vitesse Semiconductor Corporation                 1,098,019        1.1
                            15,600  +Xilinx, Inc.                                      1,130,025        1.2
                                                                                     -----------       ----
                                                                                      19,504,506       19.9
-----------------------------------------------------------------------------------------------------------
Equipment--                 28,400  +Applied Materials, Inc.                           1,508,750        1.5
Semiconductors              30,000  +KLA-Tencor Corporation                            1,014,375        1.0
                            49,700  +LAM Research Corp.                                  962,937        1.0
                            25,300  +Novellus Systems, Inc.                            1,035,719        1.1
                                                                                     -----------       ----
                                                                                       4,521,781        4.6
-----------------------------------------------------------------------------------------------------------
Financial--                  9,300   Capital One Financial Corporation                   587,062        0.6
Diversified                 10,300   SEI Investments Company                             934,725        1.0
                                                                                     -----------       ----
                                                                                       1,521,787        1.6
-----------------------------------------------------------------------------------------------------------
Gaming, Lottery &           24,700   MGM Grand, Inc.                                     853,694        0.9
Parimutuel
-----------------------------------------------------------------------------------------------------------
Healthcare--                21,400  +IVAX Corporation                                    930,900        0.9
Diversified
-----------------------------------------------------------------------------------------------------------
Healthcare--                32,000  +Health Management Associates, Inc. (Class A)        634,000        0.6
Hospital                    10,400  +Universal Health Services, Inc. (Class B)           872,300        0.9
Management                                                                           -----------       ----
                                                                                       1,506,300        1.5
-----------------------------------------------------------------------------------------------------------
Healthcare--                12,000  +Express Scripts, Inc. (Class A)                     806,250        0.8
Managed Care                25,700  +Oxford Health Plans, Inc.                           867,375        0.9
                             8,500  +PacifiCare Health Systems, Inc.                      88,719        0.1
                             7,700   UnitedHealth Group Incorporated                     842,188        0.9
                                                                                     -----------       ----
                                                                                       2,604,532        2.7
-----------------------------------------------------------------------------------------------------------
Healthcare--                48,700   Pfizer Inc.                                       2,103,231        2.1
Pharmaceuticals
-----------------------------------------------------------------------------------------------------------
Healthcare--Special          9,700  +Quest Diagnostics Incorporated                      933,625        1.0
Services
-----------------------------------------------------------------------------------------------------------
Healthcare                   5,900   Beckman Coulter Inc.                                413,369        0.4
Equipment &
Supplies
-----------------------------------------------------------------------------------------------------------
Manufacturing--             18,300  +Jabil Circuit, Inc.                               1,044,244        1.1
Specialized
-----------------------------------------------------------------------------------------------------------
Medical                      4,700  +MiniMed Inc.                                        342,806        0.3
-----------------------------------------------------------------------------------------------------------
Miscellaneous               34,400  +KEMET Corporation                                   958,900        1.0
Materials &
Commodities
-----------------------------------------------------------------------------------------------------------
Oil & Gas--                 27,400   Helmerich & Payne, Inc.                             861,387        0.9
Drilling/Equipment
-----------------------------------------------------------------------------------------------------------
Oil & Gas--                  14,200  Anadarko Petroleum Corporation                      909,510        0.9
Exploration/Production      15,300   Murphy Oil Corporation                              886,444        0.9
                                                                                     -----------       ----
                                                                                       1,795,954        1.8
-----------------------------------------------------------------------------------------------------------


                                    12 & 13

                           Merrill Lynch Large Cap Growth Fund, October 31, 2000

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

Master Large Cap Growth Portfolio (concluded)
=======================================================================================================================
                            Shares                                                                           Percent of
Industry                     Held                      Common Stocks                                Value    Net Assets
=======================================================================================================================
Pharmaceuticals             11,400   Cardinal Health, Inc.                                      $ 1,080,150         1.1%
                             3,800  +IDEC Pharmaceuticals Corporation                               745,275         0.8
                             3,400   Merck & Co., Inc.                                              305,787         0.3
                                                                                                -----------        ----
                                                                                                  2,131,212         2.2
-----------------------------------------------------------------------------------------------------------------------
Retail                       3,400  +Jones Apparel Group, Inc.                                       94,562         0.1
                            11,400   The Talbots, Inc.                                              901,313         0.9
                                                                                                -----------        ----
                                                                                                    995,875         1.0
-----------------------------------------------------------------------------------------------------------------------
Retail--Computers &         22,700  +Tech Data Corporation                                          944,888         1.0
Electronics
-----------------------------------------------------------------------------------------------------------------------
Software                     7,000   Adobe Systems Incorporated                                     532,437         0.6
                            10,800  +Intuit Inc.                                                    663,525         0.7
                            30,500  +Microsoft Corporation                                        2,100,687         2.1
                                                                                                -----------        ----
                                                                                                  3,296,649         3.4
-----------------------------------------------------------------------------------------------------------------------
Telecommunications          15,900  +Adtran, Inc.                                                   604,200         0.6
& Equipment
-----------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks (Cost--$88,862,024)                     90,112,111        91.8
=======================================================================================================================
                           Face
                          Amount                  Short-Term Securities
=======================================================================================================================
Commercial Paper*       $1,141,000   General Motors Acceptance Corp., 6.63% due 11/01/2000        1,141,000         1.2
                         1,000,000   Paccar Financial Corp., 6.47% due 11/10/2000                   998,382         1.0
                                                                                                -----------       -----
                                                                                                  2,139,382         2.2
-----------------------------------------------------------------------------------------------------------------------
US Government            2,000,000   Federal Farm Credit Bank, 6.38% due 11/02/2000               1,999,646         2.1
Agency Obligations*      1,200,000   Federal Home Loan Bank, 6.41% due 11/01/2000                 1,200,000         1.2
                                                                                                -----------       -----
                                                                                                  3,199,646         3.3
-----------------------------------------------------------------------------------------------------------------------
                                     Total Short-Term Securities (Cost--$5,339,028)               5,339,028         5.5
-----------------------------------------------------------------------------------------------------------------------
Total Investments (Cost--$94,201,052)                                                            95,451,139        97.3
Other Assets Less Liabilities                                                                     2,674,022         2.7
                                                                                                -----------       -----
Net Assets                                                                                      $98,125,161       100.0%
                                                                                                ===========       =====
=======================================================================================================================

* Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Portfolio.
+     Non-income producing security.

      See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

MASTER LARGE CAP
GROWTH PORTFOLIO      As of October 31, 2000
==========================================================================================================
Assets:               Investments, at value (identified cost--$94,201,052)                    $ 95,451,139
                      Receivables:
                        Contributions ....................................    $ 14,890,371
                        Securities sold ..................................       1,703,823
                        Dividends ........................................           1,039      16,595,233
                                                                              ------------
                      Prepaid expenses ...................................                          17,104
                                                                                              ------------
                      Total assets .......................................                     112,063,476
                                                                                              ------------
==========================================================================================================
Liabilities:          Payables:
                        Securities purchased .............................      13,351,962
                        Withdrawals ......................................         293,116
                        Investment adviser ...............................           8,348      13,653,426
                                                                              ------------
                      Accrued expenses and other liabilities .............                         284,889
                                                                                              ------------
                      Total liabilities ..................................                      13,938,315
                                                                                              ------------
==========================================================================================================
Net Assets:           Net assets .........................................                    $ 98,125,161
                                                                                              ============
==========================================================================================================
Net Assets            Partners' capital ..................................                    $ 96,875,074
Consist of:           Unrealized appreciation on investments--net ........                       1,250,087
                                                                                              ------------
                      Net assets .........................................                    $ 98,125,161
                                                                                              ============
==========================================================================================================

            See Notes to Financial Statements.


                                    14 & 15

                           Merrill Lynch Large Cap Growth Fund, October 31, 2000

STATEMENT OF OPERATIONS

MASTER LARGE CAP
GROWTH PORTFOLIO          For the Period December 22, 1999+ to October 31, 2000
===========================================================================================================
Investment                Interest and discount earned .......................                  $    33,878
Income:                   Dividends ..........................................                        9,610
                                                                                                -----------
                          Total income .......................................                       43,488
                                                                                                -----------
===========================================================================================================
Expenses:                 Investment advisory fees ...........................    $  58,385
                          Accounting services ................................       38,579
                          Custodian fees .....................................       19,226
                          Professional fees ..................................        8,000
                          Trustees' fees and expenses ........................        7,269
                          Offering costs .....................................        5,556
                          Pricing fees .......................................        4,100
                          Other ..............................................        1,195
                                                                                  ---------
                          Total expenses before reimbursement ................      142,310
                          Reimbursement of expenses ..........................      (40,528)
                                                                                  ---------
                          Total expenses after reimbursement .................                      101,782
                                                                                                -----------
                          Investment loss--net ...............................                      (58,294)
                                                                                                -----------
===========================================================================================================
Realized &                Realized gain on investments--net ..................                       93,566
Unrealized Gain           Unrealized appreciation on investments--net ........                    1,250,087
On Investments--Net:                                                                            -----------
                          Net Increase in Net Assets Resulting from Operations                  $ 1,285,359
                                                                                                ===========
===========================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

                                                                                             For the Period
MASTER LARGE CAP                                                                           Dec. 22, 1999+ to
GROWTH PORTFOLIO          Increase (Decrease) in Net Assets:                                October 31, 2000
============================================================================================================
Operations:               Investment loss--net ........................................         $    (58,294)
                          Realized gain on investments--net ...........................               93,566
                          Unrealized appreciation on investments--net .................            1,250,087
                                                                                                ------------
                          Net increase in net assets resulting from operations ........            1,285,359
                                                                                                ------------
============================================================================================================
Net Capital               Increase in net assets derived from net capital contributions           95,839,802
Contributions:                                                                                  ------------
============================================================================================================
Net Assets:               Total increase in net assets ................................           97,125,161
                          Beginning of period .........................................            1,000,000
                                                                                                ------------
                          End of period ...............................................         $ 98,125,161
                                                                                                ============
============================================================================================================

FINANCIAL HIGHLIGHTS

                                                                                            For the Period
MASTER LARGE CAP          The following ratios have been derived from                      Dec. 22, 1999+ to
GROWTH PORTFOLIO          information provided in the financial statements.                 October 31, 2000
============================================================================================================
Ratios to Average         Expenses, net of reimbursement ..............................                 1.30%*
Net Assets:                                                                                     ============
                          Expenses ....................................................                 1.82%*
                                                                                                ============
                          Investment loss--net ........................................                 (.75%)*
                                                                                                ============
============================================================================================================
Supplemental              Net assets, end of period (in thousands) ....................         $     98,125
Data:                                                                                           ============
                          Portfolio turnover ..........................................                94.75%
                                                                                                ============
============================================================================================================

            *     Annualized.
            +     Commencement of operations.

                  See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MASTER LARGE CAP GROWTH PORTFOLIO

1. Significant Accounting Policies:

Master Large Cap Growth Portfolio (the "Portfolio") is part of Master Large Cap Series Trust (the "Trust"). The Portfolio is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Portfolio's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Portfolio may engage in various portfolio investment techniques to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of investments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an


                                    16 & 17

                           Merrill Lynch Large Cap Growth Fund, October 31, 2000

NOTES TO FINANCIAL STATEMENTS (concluded)

MASTER LARGE CAP GROWTH PORTFOLIO

amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts--The Portfolio is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Portfolio's records. However, the effect on operations is recorded from the date the Portfolio enters into such contracts.

o Foreign currency options and futures--The Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--The Portfolio is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Portfolio will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Portfolio. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at an annual rate of .75% of the average daily value of the Portfolio's net assets. For the period December 22, 1999 to October 31,2000, FAM earned fees of $58,385, of which $40,528 was waived.

Accounting services are provided to the Portfolio by FAM.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the period December 22, 1999 to October 31, 2000 were $100,150,434 and $11,381,976, respectively.

Net realized gains for the period December 22, 1999 to October 31, 2000 and net unrealized gains as of October 31, 2000 were as follows:

--------------------------------------------------------------------------------
                                                 Realized             Unrealized
                                                   Gains                 Gains
--------------------------------------------------------------------------------
Long-term investments ..............            $   93,566            $1,250,087
                                                ----------            ----------
Total ..............................            $   93,566            $1,250,087
                                                ==========            ==========
--------------------------------------------------------------------------------

As of October 31, 2000, net unrealized appreciation for Federal income tax purposes aggregated $1,207,003, of which $4,155,881 related to appreciated securities and $2,948,878 related to depreciated securities. At October 31, 2000, the aggregate cost of investments for Federal income tax purposes was $94,244,136.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Investors, Master Large Cap Growth Portfolio (One of the Series constituting Master Large Cap Series Trust):

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Large Cap Growth Portfolio as of October 31, 2000, the related statements of operations and changes in net assets, and the financial highlights for the period December 22, 1999 (commencement of operations) to October 31, 2000. These financial statements and the financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 2000 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Master Large Cap Growth Portfolio as of October 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the period December 22, 1999 (commencement of operations) to October 31, 2000 in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
December 8, 2000


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This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Large Cap Growth
Fund of Merrill Lynch
Large Cap Series Funds, Inc.
Box 9011
Princeton, NJ
08543-9011                                                        CAPGROW--10/00

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